S000072812 [Member] Investment Risks - iMGP Dolan McEniry Core Plus Fund	Dec. 31, 2025
Market Risks [Member]
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•	Market Risk. The value of the Dolan McEniry Core Plus Fund’s shares will fluctuate based on the performance of the Dolan McEniry Core Plus Fund’s investments and other factors affecting the securities markets generally. Certain investments selected for the Dolan McEniry Core Plus Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time. The value of the Dolan McEniry Core Plus Fund’s investments may go up or down, sometimes dramatically and unpredictably, based on current market conditions, such as real or perceived adverse political or economic conditions, tariffs, inflation, changes in interest rates, lack of liquidity in the fixed income markets or adverse investor sentiment.

Geopolitical Events Risk [Member]
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•	Geopolitical Events Risk. The interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Dolan McEniry Core Plus Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, trade disputes, supply chain disruptions, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, cybersecurity events, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long-term effects on both the U.S. and global financial markets.

Fixed Income Securities Risk [Member]
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•	Fixed Income Securities Risk. Interest rates may go up resulting in a decrease in value of the securities held by the Dolan McEniry Core Plus Fund. Fixed income securities held by the Dolan McEniry Core Plus Fund are also subject to interest rate risk, credit risk, call risk and liquidity risk, which are more fully described below.
¡	Credit Risk. Credit risk is the risk that an issuer will not make timely payments of principal and interest. A credit rating assigned to a particular debt security is essentially an opinion as to the credit quality of an issuer and may prove to be inaccurate. There is also the risk that a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates.
¡	Interest Rate Risk. Interest rates may go up resulting in a decrease in the value of the securities held by the Dolan McEniry Core Plus Fund. Interest rates have been historically low, so the Dolan McEniry Core Plus Fund faces a heightened risk that interest rates may rise. Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.
¡	Call Risk. During periods of declining interest rates, a bond issuer may “call” or repay its high yielding bonds before their maturity dates.
¡	Liquidity Risk. Certain securities may be difficult or impossible to sell at the time and the price that the Dolan McEniry Core Plus Fund would like. Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. The values of these securities may fluctuate more sharply than those of other securities, and the Dolan McEniry Core Plus Fund may experience some difficulty in closing out positions in these securities at prevailing market prices.
¡	Prepayment and Extension Risk. In times of declining interest rates, the Dolan McEniry Core Plus Fund’s higher yielding securities will be prepaid, and the Dolan McEniry Core Plus Fund will have to replace them with securities having a lower yield. Rising interest rates could extend the life of securities with lower payment rates. This is known as extension risk and may increase the Dolan McEniry Core Plus Fund’s sensitivity to rising rates and its potential for price declines.

Below Investment Grade Fixed Income Securities Risk [Member]
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•	Below Investment-Grade Fixed Income Securities Risk. This is the risk of investing in below investment-grade fixed income securities (also known as “junk bonds”), which may be greater than that of higher rated fixed income securities. These securities are rated Ba1 through C by Moody’s Investors Service (“Moody’s”) or BB+ through D by Standard & Poor’s Rating Group (“S&P”) (or comparably rated by another nationally recognized statistical rating organization), or, if not rated by Moody’s or S&P, are considered by the sub‑advisors to be of similar quality. These securities have greater risk of default than higher rated securities. The market value of these securities is more sensitive to corporate developments and economic conditions and can be volatile. Market conditions can diminish liquidity and make accurate valuations difficult to obtain. The Dolan McEniry Core Plus Fund expects to invest approximately 25% of its total assets in below investment-grade fixed income securities.

Sector Weightings Risk [Member]
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•	Sector Weightings Risk. Although sector focus is not a principal strategy of the Dolan McEniry Core Plus Fund, the Dolan McEniry Core Plus Fund may from time to time emphasize investments in a particular sector as a result of the implementation of its principal investment strategies. To the extent that the Dolan

McEniry Core Plus Fund emphasizes investments in a particular sector, the Dolan McEniry Core Plus Fund has the potential to be subject to a greater degree to the risks particular to that sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector. By focusing its investments in a particular sector, the Dolan McEniry Core Plus Fund may potentially face more risks than if it were diversified broadly over numerous sectors.

¡	Consumer Staples Sector Risk. The Dolan McEniry Core Plus Fund may invest a significant portion of its assets in the consumer staples sector. The success of companies in this sector may be affected by, among other things, marketing campaigns, changes in consumer demands, government regulations and changes in commodity prices.
¡	Industrial Sector Risk. The Dolan McEniry Core Plus Fund may invest a significant portion of its assets in the industrial sector. Companies in the industrial sector could be affected by, among other things, government regulation, world events and global economic conditions, insurance costs, and labor relations issues.

U S Government and U S Agency Obligations Risk [Member]
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•	U.S. Government and U.S. Agency Obligations Risk. Securities issued by U.S. Government agencies and instrumentalities have different levels of U.S. Government credit support. Some are backed by the full faith and credit of the U.S. Government, while others are supported by only the discretionary authority of the U.S. Government or only by the credit of the agency or instrumentality. No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored instrumentalities because they are not obligated to do so by law. Guarantees of timely prepayment of principal and interest do not assure that the market prices and yields of the securities are guaranteed nor do they guarantee the NAV or performance of the Dolan McEniry Core Plus Fund, which will vary with changes in interest rates, the sub‑advisor’s performance and other market conditions.

Foreign Investment Risk [Member]
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•	Foreign Investment Risk. This is the risk that an investment in foreign (non‑U.S.) securities may cause the Dolan McEniry Core Plus Fund to experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to, among other factors, less publicly available information, less stringent and less uniform accounting, auditing and financial reporting standards, less liquid and more volatile markets, higher transaction and custody costs, additional taxes, less investor protection, delayed or less frequent settlement, political or social instability, civil unrest, acts of terrorism, regional economic volatility, and the imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and/or other governments.

Currency Risk [Member]
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•	Currency Risk. This is the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Dolan McEniry Core Plus Fund’s investments in foreign (non‑U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non‑U.S.) currencies.

Investment Selection Risk [Member]
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•	Investment Selection Risk. The specific investments held in the Dolan McEniry Core Plus Fund’s investment portfolio may underperform other funds in the same asset class or benchmarks that are representative of the general performance of the asset class because of a portfolio manager’s choice of securities.

Active Management Risk [Member]
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•	Active Management Risk. The Dolan McEniry Core Plus Fund is actively managed and may not meet its investment objective based on the portfolio managers’ success or failure to implement investment strategies for the Fund.

Cybersecurity Risk [Member]
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•	Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Dolan McEniry Core Plus Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Dolan McEniry Core Plus Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Dolan McEniry Core Plus Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Operational Risk [Member]
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•	Operational Risk. Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the Advisor’s or sub‑advisor’s control, including instances at third parties. The Dolan McEniry Core Plus Fund, the Advisor and the sub‑advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Regulatory Risk [Member]
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•	Regulatory Risk. Governments, agencies or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer, or market value, of an instrument held by the Dolan McEniry Core Plus Fund or that could adversely impact the Fund’s performance.

Securities Lending Risk [Member]
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•	Securities Lending Risk: The Fund may engage in securities lending. Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. The Fund could also lose money if the value of the collateral decreases. As a result, the value of the Fund shares may fall.

Corporate Debt Obligations Risk [Member]
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•	Corporate Debt Obligations Risk. Corporate debt obligations are subject to the risk of an issuer’s inability to meet principal and interest payments on the obligations. Therefore, the Dolan McEniry Core Plus Fund may be indirectly exposed to such risks associated with corporate debt obligations.

Risk Lose Money [Member]
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Risk [Text Block]	As with all mutual funds, it is possible to lose money on an investment in the Dolan McEniry Core Plus Fund.
Risk Not Insured Depository Institution [Member]
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Risk [Text Block]	An investment in the Dolan McEniry Core Plus Fund is not a deposit of any bank and is not guaranteed, endorsed or insured by any financial institution, government authority or the Federal Deposit Insurance Corporation (FDIC).